UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    March 31, 2006

Check here if Amendment [X]; Amendment Number: 1
    This Amendment (Check only one.):             [ ] is a restatement.
                                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairfield Greenwich (Bermuda) Ltd.
Address: 12 Church Street
         Suite 606
         Hamilton, Bermuda HM 11
Form 13F File Number: 28-10764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark McKeefry
Title:   General Counsel
Phone:   (212) 319-6060

Signature, Place, and Date of Signing:

       /s/ Mark McKeefry               New York, NY             May 8, 2006
-----------------------------     -----------------------     ----------------
           [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                47

Form 13F Information Table Value Total:                $  1,603,640
                                                       (in thousands)




List of Other Included Managers:

None



                                              FORM 13F INFORMATION TABLE


----------------------------- ------------- ------------ -------- ----------------- ---------- ---------- -------------------------
            COLUMN 1            COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6   COLUMN 7           COLUMN 8
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- -------------------------
                                TITLE OF                  VALUE    SHRS OR SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          CLASS          CUSIP    (X$1000)  PRM AMT PRN CALL DISCRETION  MANAGERS   SOLE     SHARED    NONE
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
ABBOTT LABS                       COM       002824 10 0    19,703   463930             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
AMERICAN EXPRESS CO               COM       025816 10 9    20,077   382060             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
AMERICAN INTL GROUP INC           COM       026874 10 7    52,304   791410             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
AMGEN INC                         COM       031162 10 0    25,882   355770             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
BOEING CO                         COM       97023 10 5     19,140   245610             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
BRISTOL MYERS SQUIBB CO           COM       110122 10 8    14,775   600380             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
CATERPILLAR INC DEL               COM       149123 10 1    13,718   191030             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
CISCO SYS INC                     COM       17275R 10 2    40,213  1855720             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
COCA-COLA CO                      COM       191216 10 0    26,281   627670             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
DISNEY WALT CO                 COM DISNEY   254687 10 6    16,745   600380             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
GENERAL ELECTRIC CO               COM       369604 10 3   110,101  3165640             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
HEWLETT-PACKARD CO                COM       428236 10 3    28,731   873280             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
HOME DEPOT INC                    COM       437076 10 2    27,705   654960             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
INTEL CORP                        COM       458140 10 0    34,519  1773850             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
INTL BUSINESS MACHS               COM       459200 10 1    38,260   463930             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
JOHNSON & JOHNSON                 COM       478160 10 4    53,332   900570             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
MEDTRONIC INC                     COM       585055 10 6    18,005   354770             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
MERCK & CO INC                    COM       589331 10 7    23,074   654960             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
MERRILL LYNCH & CO INC            COM       590188 10 8    21,494   272900             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
MICROSOFT CORP                    COM       594918 10 4    73,514  2701710             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
ORACLE CORP                       COM       68389X 10 5    15,691  1146180             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
PEPSICO INC                       COM       713448 10 8    28,388   491220             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
PFIZER INC                        COM       717081 10 3    55,765  2237780             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
PROCTER & GAMBLE CO               COM       742718 10 9    58,191  1009730             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
SCHLUMBERGER LTD                  COM       806857 10 8    24,179   195391             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
TEXAS INSTRS INC                  COM       882508 10 4    15,950   491220             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
UNITED TECHNOLOGIES CORP          COM       913017 10 9    17,402   300190             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
WAL-MART STORES INC               COM       931142 10 3    36,097   764120             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
SPRINT NEXTEL CORPORATION       COM FON     852061 10 0    23,271   900570             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
VERIZON COMMUNICATIONS            COM       92343V 10 4    29,744   873280             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
MORGAN STANLEY                  COM NEW     617446 44 8    20,572   327480             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
TYCO INTL LTD NEW                 COM       902124 10 6    16,138   600380             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
CITIGROUP INC                     COM       172967 10 1    72,179  1528240             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
WELLS FARGO & CO NEW              COM       949746 10 1    33,117   518510             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
GOLDMAN SACHS GROUP INC           COM       38141G 10 4    21,417   136450             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
BANK OF AMERICA CORPORATION       COM       060505 10 4    64,625  1419080             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
EXXON MOBIL CORP                  COM       30231G 10 2   112,939  1855720             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
UNITED PARCEL SERVICE INC         CL B      911312 10 6    25,995   327480             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
ALTRIA GROUP INC                  COM       02209S 10 3    44,477   627670             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
JP MORGAN CHASE & CO              COM       46625H 100     44,318  1064310             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
US BANCORP DEL                  COM NEW     902973  304    16,647   545800             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
CHEVRON CORP NEW                  COM       166764 10 0    39,550   682250             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
3M CO                             COM       88579Y 10 1    16,525   218320             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
COMCAST CORP NEW                  CL A      20030N 10 1    17,134   654960             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
DELL INC                          COM       24702R 10 1    21,116   709540             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
TIME WARNER INC                   COM       887317 10 5    22,910  1364500             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
AT&T INC                          COM       00206R 10 2    31,730  1173470             SOLE                 X
----------------------------- ------------- ------------ -------- -------- --- ---- ---------- ---------- ------ --------- --------
